Financial items	12 Months Ended
Dec. 31, 2019
Finance Income Expense [Abstract]
Disclosure of finance income (cost) [text block]

8 Financial items

	Full year
(in USD million)	2019	2018	2017

Foreign exchange gains/(losses) derivative financial instruments	132	149	(920)
Other foreign exchange gains/(losses)	92	(315)	1,046

Net foreign exchange gains/(losses)	224	(166)	126

Dividends received	75	150	63
Gains/(losses) financial investments	245	(72)	108
Interest income financial investments, including cash and cash equivalents	124	45	64
Interest income non-current financial receivables	21	27	24
Interest income other current financial assets and other financial items	280	132	228

Interest income and other financial items	746	283	487

Gains/(losses) derivative financial instruments	473	(341)	(61)

Interest expense bonds and bank loans and net interest on related derivatives	(987)	(922)	(1,004)
Interest expense lease liabilities	(126)	(23)	(26)
Capitalised borrowing costs	480	552	454
Accretion expense asset retirement obligations	(456)	(461)	(413)
Interest expense current financial liabilities and other finance expense	(360)	(185)	86

Interest and other finance expenses	(1,450)	(1,040)	(903)

Net financial items	(7)	(1,263)	(351)

Equinor's main financial items relate to assets and liabilities categorised in the fair value through profit or loss and the amortised cost category. For more information about financial instruments by category see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk. For information related to the implementation of IFRS 16, see note 23 Implementation of IFRS 16 leases.

The line item Interest expense bonds and bank loans and net interest on related derivatives primarily includes interest expenses of USD 861 million, USD 868 million, and USD 1,084 million from the financial liabilities at amortised cost category and net interest on related derivatives from the fair value through profit or loss category with net interest expense of USD 129 million, net interest expense of USD 55 million and net interest income of USD 80 million for 2019, 2018 and 2017, respectively.

The line item Gains/(losses) derivative financial instruments primarily includes fair value changes from the fair value through profit or loss category on derivatives related to interest rate risk, with a gain of USD 457 million in 2019. Correspondingly a loss of USD 357 million and a loss of USD 77 million for 2018 and 2017, respectively.

The line item Interest expense current financial liabilities and other finance expense includes an income of USD 319 million in 2017 related to release of a provision.

Foreign exchange gains/(losses) derivative financial instruments include fair value changes of currency derivatives related to liquidity and currency risk. The line item Other foreign exchange gains/(losses) includes a net foreign exchange loss of USD 74 million, a loss of USD 422 million and a gain of USD 427 million from the fair value through profit or loss category for 2019, 2018 and 2017, respectively.